Voya SmallCap Opportunities Portfolio
Voya SmallCap Opportunities Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses Voya SmallCap Opportunities Portfolio		Class ADV	Class I	Class S	Class S2
Management Fees	[1]	0.84%	0.84%	0.84%	0.84%
Distribution and/or Shareholder Services (12b-1) Fees		0.50%	none	0.25%	0.50%
Other Expenses		0.04%	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[2]	1.39%	0.89%	1.14%	1.39%
Waivers and Reimbursements	[3]	none	none	none	(0.10%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements		1.39%	0.89%	1.14%	1.29%
[1]	The portion of the management fee attributable to the advisory services is 0.74% and the portion of the management fee attributable to the administrative services is 0.10%.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.42%, 0.92%, 1.17%, and 1.32% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio's board.

Expense Examples
The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Voya SmallCap Opportunities Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	142	440	761	1,669
Class I	91	284	493	1,096
Class S	116	362	628	1,386
Class S2	131	430	751	1,660

Expense Example, No Redemption Voya SmallCap Opportunities Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	142	440	761	1,669
Class I	91	284	493	1,096
Class S	116	362	628	1,386
Class S2	131	430	751	1,660

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2014, ranged from $29.8 million to $7.3 billion.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company    Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 2nd, 2009, 22.78% and Worst quarter: 4th, 2008, -25.29%
Average Annual Total Returns % (for the periods ended December 31, 2014)
Average Annual Total Returns Voya SmallCap Opportunities Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV		5.07%	17.10%		23.25%	Nov. 20, 2008
Class ADV Russell 2000® Growth Index	[1]	5.60%	16.80%		24.19%
Class ADV Russell 2000® Index	[1]	4.89%	15.55%		22.20%
Class I		5.62%	17.69%	10.11%		May 06, 1994
Class I Russell 2000® Growth Index	[1]	5.60%	16.80%	8.54%
Class I Russell 2000® Index	[1]	4.89%	15.55%	7.77%
Class S		5.35%	17.40%	9.86%		May 03, 2001
Class S Russell 2000® Growth Index	[1]	5.60%	16.80%	8.54%
Class S Russell 2000® Index	[1]	4.89%	15.55%	7.77%
Class S2		5.19%	17.22%		24.06%	Feb. 27, 2009
Class S2 Russell 2000® Growth Index	[1]	5.60%	16.80%		24.13%
Class S2 Russell 2000® Index	[1]	4.89%	15.55%		23.06%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.